IFRS 7 Disclosure - Credit and Counterparty Risk - Summary of Gross Loans and Acceptances by Contractual Maturity and Country of Ultimate Risk (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	$ 474,847	$ 464,216
Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	199,586	182,665
Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	86,435	88,797
Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	27,722	18,814
United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	153,651	161,889
Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	7,453	12,051
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	176,179	187,514
Within 1 year [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	45,592	52,346
Within 1 year [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	59,141	71,350
Within 1 year [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	11,101	7,397
Within 1 year [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	54,896	45,575
Within 1 year [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	5,449	10,846
1 to 5 years [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	261,341	238,946
1 to 5 years [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	146,158	122,938
1 to 5 years [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	25,786	16,724
1 to 5 years [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	15,050	10,142
1 to 5 years [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	72,585	88,143
1 to 5 years [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	1,762	999
Over 5 years [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	37,327	37,756
Over 5 years [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	7,836	7,381
Over 5 years [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	1,508	723
Over 5 years [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	1,571	1,275
Over 5 years [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	26,170	28,171
Over 5 years [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	$ 242	$ 206